RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In May 2014, the FASB issued an update (ASU 2014-09, Revenue from Contracts with Customers) which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. Under the revised standard, an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU applies to all contracts with customers except those that are within the scope of other topics in the FASB Accounting Standards Codification. Certain of the ASU’s provisions also apply to transfers of nonfinancial assets, including in-substance nonfinancial assets that are not an output of an entity’s ordinary activities, such as sales of property, plant, and equipment; real estate; or intangible assets. The ASU also requires significantly expanded disclosures about revenue recognition. The provisions of ASU 2014-09 become effective for interim and annual reporting periods beginning after December 15, 2017. The amended guidance does not apply to revenue associated with financial instruments, including loans and securities. As such management has evaluated revenue streams within noninterest income, specifically service charges on deposits and trust and wealth management fees, to assess applicability of this guidance, and anticipates adopting the amended guidance using a modified retrospective approach in the first quarter of 2018. First Financial does not anticipate that this update will impact Income before taxes or net income, however additional disclosures will be required upon adoption.

In January 2016, the FASB issued an update (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) which requires entities to measure many equity investments at fair value and recognize changes in fair value in net income. This update does not apply to equity investments that result in consolidation, those accounted for under the equity method and certain others, and will eliminate use of the available for sale classification for equity securities while providing a new measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In February 2016, the FASB issued an update (ASU 2016-02, Leases) which requires lessees to record most leases on their balance sheet and recognize leasing expenses in the income statement. Operating leases, except for short-term leases that are subject to an accounting policy election, will be recorded on the balance sheet for lessees by establishing a lease liability and corresponding right-of-use asset. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. Given operating leases outstanding as of December 31, 2017, First Financial does not expect this ASU to have a material impact on the income statement, but does anticipate an increase in the Company's assets and liabilities. Decisions to repurchase, modify or renew leases prior to the implementation date will impact this level of materiality.

In March 2016, the FASB issued an update (ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships) which clarifies that the novation of a derivative contract in a hedge accounting relationship does not, in and of itself, require de-designation of that hedge accounting relationship. In the event of a novation, hedge accounting relationships could continue if all other hedge accounting criteria are met, including the expectation that the hedge will be highly effective when the creditworthiness of the new counterparty to the derivative contract is considered. The guidance in this ASU became effective in the first quarter of 2017 and did not have a material impact on the Consolidated Financial Statements.

In March 2016, the FASB issued an update (ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments) which clarifies that an assessment of whether an embedded contingent put or call option is clearly and closely related to the debt host requires only an analysis of the four-step decision sequence in FASB Topic ASC Topic 815, Derivatives and Hedging. Entities are required to apply the guidance to existing debt instruments (or hybrid financial instruments that are determined to have a debt host) using a modified retrospective transition method as of the period of adoption. The guidance in this ASU became effective in the first quarter of 2017 and did not have a material impact on the Consolidated Financial Statements.

In March 2016, the FASB issued an update (ASU 2016-07, Investments-Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting) which eliminates the requirement to retrospectively apply the equity method when an investment that had been accounted for utilizing another method qualifies for use of the equity method. The guidance in this ASU became effective in the first quarter of 2017 and did not have a material impact on the Consolidated Financial Statements.

In March 2016, the FASB issued an update (ASU 2016-09, Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Accounting) which requires recognition of the income tax effects of share-based awards in the income statement when the awards vest or are settled (i.e., Additional Paid-in-Capital pools will be eliminated). The guidance in this ASU became effective in the first quarter of 2017. Adoption of this guidance resulted in a $1.6 million reduction in income tax expense during 2017.

In June 2016, the FASB issued an update (ASU 2016-13, Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments) which significantly changes how entities are required to measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This update will replace the current incurred loss approach for estimating credit losses with an expected loss model for instruments measured at amortized cost, including loans and leases. Expected credit losses are required to be based on amortized cost and reflect losses expected over the remaining contractual life of the asset. Management is expected to consider any available information relevant to assessing the collectibility of contractual cash flows, such as information about past events, current conditions, voluntary prepayments and reasonable and supportable forecasts, when developing expected credit loss estimates.

In addition to the new framework for calculating the ALLL, this update requires allowances for available-for-sale debt securities rather than a reduction of the security's carrying amount under the current other-than-temporary impairment model. This update also simplifies the accounting model for purchased credit-impaired debt securities and loans and will require new and updated footnote disclosures.

The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2019. Early adoption is permitted for all entities for interim and annual reporting periods beginning after December 15, 2018. First Financial has formed an internal committee that is currently evaluating the impact of this update on its Consolidated Financial Statements.

In August 2016, the FASB issued an update (ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments) which may change how an entity classifies certain cash receipts and cash payments on its statement of cash flows to reduce diversity in practice. The update also provides guidance on when an entity should separate cash flows and classify them into more than one class and when an entity should classify the aggregate of those cash flows into a single class based on the predominance principle. The guidance in this ASU will become effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In January 2017, the FASB issued an update (ASU 2017-01, Business Combinations (Topic 805), Clarifying the Definition of a Business) which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update also provides a more robust framework to use in determining when a set of assets and activities is a business. The guidance in this ASU will become effective for reporting periods beginning after December 15, 2017, and should be applied prospectively on or after the effective date, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In January 2017, the FASB issued an update (ASU 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment) which simplifies the subsequent measurement of goodwill by eliminating Step 2 from goodwill impairment testing. This update requires an entity to perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount, and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, with any loss recognized not to exceed the total amount of goodwill allocated to that reporting unit. Additionally, the update requires consideration of the income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable, and eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. First Financial early adopted the provisions set forth in this update in 2017. Adoption of this update did not have a material impact on First Financial's Consolidated Financial Statements.

In March 2017, the FASB issued an update (ASU 2017-07, Compensation - Retirement Benefits (Topic 715), Improving the Presentation of the Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost) which requires disaggregation of the service cost component from the other components of net benefit cost. This update also provides explicit guidance on how to present the service cost component and the other components of net benefit cost in the income statement and allows only the service cost component of net benefit cost to be eligible for capitalization. The guidance in this ASU will become effective for reporting periods beginning after December 15, 2017, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements, but will result in updated disclosures.

In March 2017, the FASB issued an update (ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities) which amends the amortization period for certain purchased callable debt securities held at a premium and shortens the amortization period for the premium to the earliest call date rather than as an adjustment of yield over the contractual life of the instrument. This update more closely aligns the amortization period of premiums and discounts to expectations incorporated in market pricing on the underlying securities, as in most cases, market participants price securities to the call date that produces the worst yield when the coupon is above current market rates (that is, the security is trading at a premium) and price securities to maturity when the coupon is below market rates (that is, the security is trading at a discount) in anticipation that the borrower will act in its economic best interest in an attempt to more closely align interest income recorded on bonds held at a premium or a discount with the economics of the underlying instrument. The guidance in this ASU will become effective for reporting periods, beginning after December 15, 2018, with early adoption permitted. First Financial is currently evaluating the impact of this update on its Consolidated Financial Statements.

In May 2017, the FASB issued an update (ASU 2017-09, Compensation - Stock Compensation (Topic 718), Scope of Modification Accounting), which provides clarity and reduces the diversity in practice, cost and complexity when accounting for a change to the terms or conditions of a share-based payment award. The amendments in this update provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718 clarifying that an entity will not apply modification accounting to a share-based payment award if the award's fair value (or calculated value or intrinsic value), vesting conditions and classification as an equity or liability instrument are the same immediately before and after the change. The guidance in this ASU will become effective for reporting periods beginning after December 15, 2017, with early adoption permitted and will be applied prospectively to an award modified on or after the adoption date. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In August 2017, the FASB issued an update (ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities) to better align financial reporting for hedging activities with the economic objectives of those activities. This update aligns certain aspects of hedge documentation, effectiveness assessments, accounting and disclosures, and expands permissible hedge strategies as of the date of adoption. The guidance in this ASU will become effective for reporting periods beginning after December 15, 2018, with early adoption permitted, and will require a modified retrospective transition method with recognition of the cumulative effect of the change on the opening balance of each affected component of equity. Amended disclosures will be required prospectively. First Financial is currently evaluating the impact of this update on its Consolidated Financial Statements.
In February 2018, the FASB issued an update (ASU 2018-02, Income statement-Reporting Comprehensive Income: Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income), which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminated the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. The amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not effected. The amendments in this update also require certain disclosures about stranded tax effects. The guidance in this ASU will become effective for reporting periods beginning after December 15, 2018, with early adoption permitted, and will be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. As a result of the guidance in this ASU, First Financial anticipates reclassifying $4.9 million from accumulated other comprehensive income to retained earnings during the first quarter of 2018.